Intangible Assets, net	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets, net

Note 5 — Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated	June 30, 2026			September 30, 2025
	Useful Life		Accumulated			Accumulated
	(years)	Gross	Amortization	Net	Gross	Amortization	Net
Developed technology	7 – 10	$5,688	$(3,234)	$2,454	$5,689	$(2,798)	$2,891
Customer relationships	12 – 15	11,900	(2,062)	9,838	11,900	(1,374)	10,526
Trade names	2 – 2.5	300	(268)	32	300	(198)	102
		$17,888	$(5,564)	$12,324	$17,889	$(4,370)	$13,519

Amortization expense related to intangible assets for the three months ended June 30, 2026 and 2025 was $395 and $407, respectively. Amortization expense related to intangible assets for the nine months ended June 30, 2026 and 2025 was $1,195 and $1,285, respectively. The weighted-average remaining lives of intangible assets as of June 30, 2026 were developed technology 4.2 years; customer relationships 10.9 years; and trade names 0.4 years.

Estimated future amortization expense for intangible assets by fiscal year as of June 30, 2026 is as follows:

Years ending September 30,
2026 (remaining three months)	$394
2027	1,510
2028	1,498
2029	1,498
2030	1,454
Thereafter	5,970
Total	$12,324

Note 7 — Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated	September 30, 2025			September 30, 2024
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 – 10	$5,689	$(2,798)	$2,891	$5,689	$(2,216)	$3,473
Customer relationships	12 – 15	11,900	(1,374)	10,526	11,900	(458)	11,442
Trade names	2 – 2.5	300	(198)	102	300	(68)	232
Backlog	1	—	—	—	300	(236)	64
		$17,889	$(4,370)	$13,519	$18,189	$(2,978)	$15,211

The Company recorded amortization expense related to intangible assets of $1,692 and $1,543 during the years ended September 30, 2025 and 2024, respectively. The weighted-average remaining lives of intangible assets as of September 30, 2025 were developed technology 5.0 years; customer relationships 11.6 years; and trade names 1.0 years.

During the year ended September 30, 2024, as a result of declining sales of AOCs and strategic decisions on investment across the Company’s product groups, the Company tested the related long-lived assets for possible impairment. Based on this test, the Company concluded that the carrying value of the AOCs asset group exceeded its estimated fair value, and the Company recorded an impairment charge of $1,333 to write down the carrying value of the long-lived assets (consisting of developed technology and customer relationships). The Company estimated the fair value of the AOCs asset group using a discounted cash flow model.

Estimated future amortization expense for intangible assets by fiscal year as of September 30, 2025 is as follows:

Years ending September 30,
2026	$1,590
2027	1,510
2028	1,498
2029	1,498
2030	1,454
Thereafter	5,969
Total	$13,519